Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Parenthetical) (Detail) - $ / d			12 Months Ended
	Sep. 17, 2015	Mar. 11, 2015	Dec. 31, 2015
Minimum [Member]
Nature Of Operations [Line Items]
Remaining charter terms			2 years
Maximum [Member]
Nature Of Operations [Line Items]
Remaining charter terms			10 years
OOCL [Member] | OOCL Qingdao [Member]
Nature Of Operations [Line Items]
Vessel acquisition date			Mar. 11, 2015
Remaining charter terms			2 years 3 months
Daily Charter Rate		34,500	34,500
OOCL [Member] | OOCL Qingdao [Member] | Minimum [Member]
Nature Of Operations [Line Items]
Remaining charter terms		36 months
OOCL [Member] | OOCL Qingdao [Member] | Maximum [Member]
Nature Of Operations [Line Items]
Remaining charter terms		39 months
OOCL [Member] | OOCL Ningbo [Member]
Nature Of Operations [Line Items]
Vessel acquisition date			Sep. 17, 2015
Remaining charter terms			2 years 9 months
Daily Charter Rate	34,500		34,500
OOCL [Member] | OOCL Ningbo [Member] | Minimum [Member]
Nature Of Operations [Line Items]
Remaining charter terms	36 months
OOCL [Member] | OOCL Ningbo [Member] | Maximum [Member]
Nature Of Operations [Line Items]
Remaining charter terms	39 months